Long-Term Bank Loan (Details) ¥ in Millions		12 Months Ended
	Nov. 03, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 03, 2022 CNY (¥)
Long-Term Bank Loan [Line Items]
Loan agreement | ¥					¥ 5
Interest expense			$ 3,468
Notes Payable to Banks [Member]
Long-Term Bank Loan [Line Items]
Loan agreement	$ 724,932
Floating interest rate	3.50%